Receivables and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Receivables and Prepaid Expenses [Abstract]
Government authorities	$ 16	$ 28
Prepaid expenses	472	68
Receivables and Prepaid Expenses, Current	$ 488	$ 96